Intangible Assets and Goodwill (Details 1) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Oil Storage Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 7,387,054	$ 7,387,054
Accumulated Amortization	(2,680,259)	(1,895,793)
Net Book Value	4,706,795	5,491,261
Crude Petroleum Supply Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	9,401,706	9,401,706
Accumulated Amortization	(3,411,234)	(2,412,823)
Net Book Value	5,990,472	6,988,883
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	31,304,400	31,304,400
Accumulated Amortization	(3,817,610)	(763,522)
Net Book Value	27,486,790	30,540,878
Total Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	48,093,160	48,093,160
Accumulated Amortization	(9,909,103)	(5,072,138)
Net Book Value	$ 38,184,057	$ 43,021,022